Class I Prospectus | Burnham Fund
Burnham Fund
INVESTMENT OBJECTIVE:
The fund seeks capital appreciation, mainly long term.
Income is generally of lesser importance, meaning that it is a secondary goal.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Class I Prospectus Burnham Fund Class I
Maximum redemption fee (% of redemption proceeds)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Class I Prospectus Burnham Fund Class I
Management fees		0.60%
Other expenses	[1]	0.40%
Total Annual Fund Operating Expenses	[1][2]	1.00%
[1]	As of the date of this prospectus, Class I shares of the fund have not yet commenced operations. Therefore, the ratio of "Other expenses" provided in this table is an estimate based on the ratio of "Other expenses" of another class of shares of the fund, which are not offered in this prospectus, as adjusted for the Class I shares anticipated expenses.
[2]	Burnham Asset Management Corp. (the “adviser”) and Burnham Securities, Inc. (the “distributor”) have agreed to waive all or a portion of their management fees, and to reimburse certain other expenses, to the extent required to reduce “Total Annual Operating Expenses” to 1.34% of the average daily net assets attributable to Class I shares. Pursuant to the expense limitation agreement, any waivers and reimbursements made by the adviser and/or distributor to the fund are subject to recoupment by the adviser and/or distributor within three years, provided the fund is able to affect repayment and remain in compliance with the expense limitation. In accordance with the expense limitation agreement, the adviser will not reimburse the fund for certain expenses, such as interest, taxes, brokerage commissions, dealer spreads and other transaction costs, capitalized expenditures, acquired fund fees and expenses, short sale dividends, extraordinary expenses not incurred in the ordinary course of the fund's business (e.g., litigation, indemnification) and any other costs and expenses approved by the Board of Trustees (the “Board”) of Burnham Investors Trust (the “Trust”). The expense limitation agreement is effective for the period beginning May 1, 2014 and will terminate on April 30, 2015, unless it is renewed by all parties to the agreement, the investment advisory agreement between the Trust, on behalf of the fund, and the adviser (the “Advisory Agreement”) is terminated, or the expense limitation agreement is otherwise terminated with the consent of the fund. The expense limitation agreement may only be terminated during its term with approval of the Board.

Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Because actual returns and expenses may be different, this example is for comparison purposes only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 years	10 years
Class I Prospectus Burnham Fund Class I	102	318	552	1,225

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The fund pursues its goals by investing in a diverse portfolio primarily consisting of common stocks.

The fund invests in large-capitalization stocks (i.e., companies with a capitalization generally of $14 billion or more, commonly known as “blue-chip”), which are usually issued by well-established companies. These companies generally maintain a sound financial base and offer a variety of product lines and businesses. As compared with smaller-capitalization companies, securities of large-capitalization companies historically have involved less market risk and lower long-term market returns.

In managing the fund's stock portfolio, the adviser uses sector research, which focuses on selecting the industries the fund will invest in (e.g., top-down research). The fund seeks to reduce risk by diversifying across many different industries and economic sectors. In selecting individual stocks, the adviser looks for companies that appear to have the following characteristics:

•	Potential for sustained operating and revenue growth
•	Product leadership and strong management teams that focus on enhancing shareholder value
•	Companies with histories of paying regular dividends
•	Securities that appear undervalued by the market or that seem to be poised to benefit from restructuring or similar business changes

Under normal conditions, the fund intends to remain fully invested with only minimal investments in cash, short-term debt instruments or money market funds. In extraordinary circumstances, the fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the fund would be assuming a temporary defensive position and would not be pursuing its primary goal.

PRINCIPAL RISKS

The principal risk of investing in the fund is a downturn in the stock market, and particularly in stocks of large-capitalization companies.

Any of the following situations could cause the fund to lose money or underperform in comparison with its peer group:

•	Market Risk – This is the risk that the price of a security will fall due to changing economic, political or market conditions, or due to a company's individual situation. The risk would be greater if any of the categories of securities that the fund emphasizes— large-capitalization stocks or particular sectors — fell out of favor with the market. Companies in the fund's portfolio could fail to achieve earnings estimates or other market expectations, causing their stock prices to drop.

•	Common Stock Risk – The fund invests primarily in common stocks, which subjects the fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.
•	Large-Cap Company Risk – Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•	Dividend Risk – This is the risk than an issuer of stock held by the fund may choose not to declare a dividend or the dividend rate might not remain at current levels. Dividend paying stocks might not experience the same level of earnings growth or capital appreciation as non-dividend paying stocks. The fund's performance during a broad market advance could suffer because dividend paying stocks may not experience the same capital appreciation as non-dividend paying stocks.

•	Management Risk – The fund is subject to management risk because it is an actively managed investment portfolio. The adviser will apply its investment techniques and risk analyses in making investment decisions for the fund, but there is no guarantee that its decisions will produce the intended result. The fund's management strategy or security selection methods could prove less successful than anticipated or unsuccessful. This risk is common for all actively managed funds.

PAST PERFORMANCE

The chart and table provide some indication of the risks of investing in the fund. Although Class A shares are not offered in this prospectus, the returns for Class A shares are provided herein because the Class I shares offered in this prospectus are expected to have substantially similar annual returns since the Class I shares are invested in the same portfolio of securities. Annual returns for the Class I shares would differ from annual returns for the Class A shares because the Class I shares have different expenses than the Class A shares. Bear in mind that past performance (before and after taxes) is not a guarantee of future performance.

The bar chart shows the annual total returns of the fund's Class A shares for each of the last ten calendar years. The returns in the chart do not include the effect of Class A shares' front-end sales charges. These figures would be lower if they reflected such sales charges. The Class I shares are not subject to any sales charges.

The table presents the fund's average annual returns over 1-, 5- and 10-year periods for Class A shares, compared to those of recognized U.S. common stock and bond indices. The fund's performance figures assume that all distributions were reinvested in the fund. The performance calculations reflect the deduction of the Class A shares' maximum sales charges and annual operating expenses.

Updated performance information may be obtained on the funds' website at www.burnhamfunds.com or by calling 1-800-462-2392.

Return For Class A Shares

Best Quarter: 14.17% in 2nd Quarter of 2009 Worst Quarter: (20.20)% in 4th Quarter of 2008
Average Annual Total Returns
(For the following periods ended 12/31/2013)
Average Annual Returns Class I Prospectus Burnham Fund		1 Year	5 Years	10 Years
Class A		18.05%	17.60%	6.93%
After Taxes on Distributions Class A	[1]	16.19%	16.95%	6.18%
After Taxes on Distributions and Sale of Fund Shares Class A	[1]	11.64%	14.35%	5.59%
Standard & Poor's 500 Index (reflects no deduction of fees, expenses or taxes)		32.39%	17.94%	7.41%
Morningstar Large Cap Blend Average (reflects no deduction of fees, expenses or taxes)		31.32%	16.82%	6.65%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The after-tax returns are shown only for Class A shares; after-tax returns for Class I shares will vary.